Other Assets and Other Liabilities and Deferred Income (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Assets [Abstract]
Accrued interest and other non-finance receivables	$ 889	$ 763
Collateral held for resale, at net realizable value	621	498
Prepaid reinsurance premiums and other reinsurance receivables	546	472
Deferred charges - income taxes	205	135
Property and equipment, net of accumulated depreciation	156	142
Investment in non-consolidated affiliates	153	133
Deferred charges	122	63
Restricted cash	108	56
Other	22	24
Total other assets	2,822	2,286
Accumulated depreciation	347	335
Other Liabilities and Deferred Income [Abstract]
Interest payable	661	553
Unearned insurance premiums	556	484
Tax Related payables to Ford and affiliated companies	96	105
Unrecognized Tax Benefits, Other Liabilities	65	75
Other	619	448
Total other liabilities and deferred income	$ 1,997	$ 1,665